Fair Value Measurement: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Securities available for sale (notes 2 and 8)	$ 356,345	$ 383,782
Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale (notes 2 and 8)	356,345	383,782
Bank owned life insurance	9,323	9,135
Liabilities
Interest rate swap	1,126	1,297
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale (notes 2 and 8)
Bank owned life insurance
Liabilities
Interest rate swap
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale (notes 2 and 8)	354,856	382,789
Bank owned life insurance	9,323	9,135
Liabilities
Interest rate swap	1,126	1,297
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale (notes 2 and 8)	$ 1,489	$ 993